Equity - Capital contribution Conversion of debenture (Details)	12 Months Ended
Jun. 30, 2020 USD ($) $ / shares shares
Equity
Principal amount of debentures converted	$ 800,000
Interest amount of debentures converted	$ 57,165
Number of shares issued upon conversion | shares	827,057
Conversion price (in dollars per share) | $ / shares	$ 1.04